COMMITMENTS AND CONTINGENCIES (Details)								3 Months Ended		12 Months Ended
	May 01, 2023 USD ($)	May 01, 2022 USD ($)	Aug. 01, 2021 USD ($)	May 01, 2021 USD ($)	Mar. 22, 2021	Nov. 19, 2020	Jan. 01, 2020 USD ($)	Mar. 31, 2021 USD ($)	Mar. 31, 2020 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($) ft²
COMMITMENTS AND CONTINGENCIES
Area leased | ft²											4,100
Period of time after notice of cancellation that the lease effectively terminates					90 days	90 days
Total lease payments per month	$ 46,116	$ 23,039	$ 45,554	$ 22,477			$ 21,353
Rent expense								$ 69,000	$ 60,000	$ 262,900	$ 129,100
Future minimum commitments
2021								546,700		265,200
2022								551,100		269,700
2023								461,200		274,200
2024										230,400
Total								$ 1,875,600		$ 1,039,500